COMMON STOCK WARRANTS	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
COMMON STOCK WARRANTS	COMMON STOCK WARRANTS
ESS assumed all warrants issued by STWO upon completion of the Business Combination (see Note 3). As of December 31, 2021, the Company had 7,377,913 Public Warrants, 3,500,000 Private Warrants and 583,334 Earnout Warrants outstanding.
As part of STWO’s initial public offering, 8,333,287 Public Warrants were sold. The Public Warrants entitle the holder thereof to purchase one share of common stock at a price of $11.50 per share, subject to adjustments. The Public Warrants may be exercised only for a whole number of shares of common stock. No fractional shares will be issued upon exercise of the warrants. The Public Warrants will expire five years after completion of the business combination, on October 8, 2026, or earlier upon redemption or liquidation. The Public Warrants are listed on the NYSE under the symbol “GWH.W.”
The Company may call the Public Warrants for redemption starting anytime, in whole and not in part, at a price of $0.01 per warrant, so long as the Company provides not less than 30 days’ prior written notice of redemption to each warrant holder, and if, and only if, the reported last sale price of common stock equals or exceeds $18.00 per share or $10.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders provided there is an effective registration statement covering the shares of common stock issuable upon exercise of the warrants.
The Company may call the Public Warrants for redemption starting anytime, in whole and not in part, at a price of $0.10 per warrant, so long as the Company provides not less than 30 days’ prior written notice of redemption to each warrant holder; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive a number of shares determined based on the redemption date fair market value of the shares, and if, and only if, the reported last sale price of common stock equals or exceeds $10.00 per share or $10.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders provided there is an effective registration statement covering the shares of common stock issuable upon exercise of the warrants.
Simultaneously with STWO’s initial public offering, STWO consummated a private placement of 4,666,667 Private Warrants with STWO’s sponsor. In connection with the Business Combination, STWO’s sponsor agreed to forfeit 583,333 Private Warrants. Of the remaining 4,083,334 Private Warrants, 3,500,000 were immediately vested and 583,334 warrants (the “Earnout Warrants”) were vested upon meeting certain Earnout Milestone Events on November 9, 2021. Each Private Warrant and Earnout Warrant is exercisable for one share of common stock at a price of $11.50 per share, subject to adjustment.
The Private Warrants and Earnout Warrants, post vesting on November 9, 2021, are identical to the Public Warrants, except that the Private Warrants and Earnout Warrants and the shares of common stock issuable upon exercise of the Private Warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants and Earnout Warrants are non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants and Earnout Warrants are held by someone other than their initial purchasers or their permitted transferees, then the Private Warrants and Earnout Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Additionally, if the Company redeems the public warrants when the common stock equals or exceeds $10.00 per share for any 20 trading days within a 30-day period ending on the third trading day prior to the date the Company sends the notice of redemption to warrant holders and the closing price of the common share for any 20 trading days within the same period is less than $18.00 per share, the Company must concurrently redeem the Private Warrants and Earnout Warrants.
The table below shows the common stock warrant activities during the year ended December 31, 2021:

	December 31, 2020	Issued	Exercised	December 31, 2021
Earnout Warrants	—	583,334	—	583,334
Public Warrants	—	8,333,287	955,374	7,377,913
Private Warrants	—	3,500,000	—	3,500,000
Total Common Stock Warrants	—	12,416,621	955,374	11,461,247
The Company’s common stock warrants were initially recorded at fair value upon completion of the Business Combination and are adjusted to fair value at each reporting date based on the market price of the Public Warrants, with the change in fair value recorded as a component of other income and expense in the consolidated statements of operations. For the year ending December 31, 2021, the Company recorded a net increase to the liabilities for Earnout Warrants, Public Warrants and Private Warrants of $974 thousand, $14,476 thousand and $5,355 thousand, respectively.
The Company received proceeds of $10,987 thousand related to the exercise of 955,374 Public Warrants during the year ending December 31, 2021.